Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 469,134	$ 78,997
Prepaid expenses	28,437	421,809
Total current assets	497,571	500,806
Cash held in Trust Account	183,277,939
Investments held in Trust Account		349,991,153
Total Assets	183,775,510	350,491,959
Current liabilities:
Accounts payable	652,547	30,076
Accrued expenses	866,384	120,960
Total current liabilities	1,518,931	$ 151,036
Promissory note – related party	335,000
Convertible promissory note	380,000
Loan and transfer agreement, net of debt discount	850,319
Due to related party	$ 133,333
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred legal fees	$ 173,667	$ 173,667
Deferred underwriting commissions	7,245,000	12,075,000
Derivative warrant liabilities	1,383,136	3,111,667
Total Liabilities	12,019,386	15,511,370
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 17,264,702 and 34,500,000 shares issued and outstanding at approximately $10.61 and $10.14 at December 31, 2023 and 2022, respectively	183,177,939	349,891,153
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2023 and 2022
Class A ordinary shares
Class B ordinary shares	863	863
Additional paid-in capital	173,461
Accumulated deficit	(11,596,139)	(14,911,427)
Total shareholders' deficit	(11,421,815)	(14,910,564)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	183,775,510	350,491,959
Consolidated entity of VIE Member]
Current assets:
Cash and cash equivalents	178,332	54,910
Prepaid expenses	207,765	224,966
Accounts receivable (net of allowance for doubtful accounts and returns of $0 and $0 respectively as of December 31, 2023 and 2022)	228,995	200,948
Contract assets	44,048	204,755
Other current assets	1,100	0
Property, plant, and equipment, net	42,401,333	44,532,482
Prepaid expenses, noncurrent	70,932	70,979
Other long-term assets	1,292,026	479,139
Finance lease right-of-use assets	61,038	0
Total Assets	44,485,569	45,768,179
Current liabilities:
Accounts payable	538,556	2,973
Accrued expenses	167,730	165,875
Other payables	163,719	158,278
Contract liabilities	28,140	33,037
Other current liabilities	21,471	0
Current portion of long-term debt – other	104,897	0
Total current liabilities	1,949,080	979,966
Long-term debt – other, net of current portion	234,403	0
Finance lease liabilities, net of current portion	47,743	0
Due to related party	642,421	619,803
One Energy Enterprises Inc [Member]
Current assets:
Cash	2,475,789	1,754,412
Cash and cash equivalents	1,368,991	648,037
Prepaid expenses	2,309,559	395,454
Restricted cash	1,106,798	1,106,375
Accounts receivable (net of allowance for doubtful accounts and returns of $0 and $0 respectively as of December 31, 2023 and 2022)	550,420	246,203
Other receivables	4,298	9,286
Contract assets	44,048	229,363
Other current assets	87,941	54,819
Total current assets	5,472,055	2,689,537
Property, plant, and equipment, net	66,953,240	57,984,677
Prepaid expenses, noncurrent	70,932	70,979
Other long-term assets	2,998,903	7,453,413
Land options	229,100	0
Finance lease right-of-use assets	61,038	79,350
Total Assets	75,785,268	68,277,956
Current liabilities:
Accounts payable	3,625,628	2,319,747
Accrued expenses	906,045	2,459,596
Accrued payroll and payroll taxes	195,964	130,391
Deposits held - related party	3,000,000	2,000,000
Other payables	181,364	207,474
Contract liabilities	28,140	33,037
Other current liabilities	593,334	45,468
Current portion of long-term debt – related party	12,538,000	3,000,000
Current portion of long-term debt – other	699,564	1,654,764
Total current liabilities	21,768,039	11,850,477
Long-term debt – OEE Buyer	0	15,000,000
Long-term debt – related party, net of current portion	0	7,730,189
Long-term debt – other, net of current portion	13,775,132	14,473,046
Finance lease liabilities, net of current portion	47,743	65,388
Deferred tax liabilities	1,012,606	1,560,620
Due to related party	777,574	619,803
Total Liabilities	37,381,094	51,299,523
Commitments and Contingencies
Shareholders' Deficit
Mezzanine equity	20,510,983	0
Class A ordinary shares	25	21
Class B ordinary shares	15	15
Additional paid-in capital	112,715,393	91,466,723
Accumulated deficit	(109,445,828)	(94,128,353)
Total shareholders' deficit	3,269,605	(2,661,594)
Non-controlling interests	14,623,586	19,640,027
Total stockholders' equity	17,893,191	16,978,433
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 75,785,268	$ 68,277,956